Employee Benefits - Summary of Movement in Fair Value of Plan Assets for Defined Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets, beginning of year	$ 93,903	$ 21,147
Interest income	4,252	2,289
Plan administration expenses	1,794	112
Settlement	82	55
Effect of movements in exchange rates	(2,314)	298
Fair value of plan assets, end of year	168,658	93,903
TFI International pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Interest income	730	814
Plan administration expenses	59	112
Settlement	0	55
Effect of movements in exchange rates	(1,853)	298
TForce Freight pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Interest income	3,522	1,475
Plan administration expenses	1,735	0
Settlement	82	0
Effect of movements in exchange rates	(461)	0
Plan Assets
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets, beginning of year	93,903	21,147
Increase through business combinations	0	4,412
Interest income	4,094	551
Employer contributions	103,556	76,297
Benefits paid	(2,268)	(5,437)
Fair value remeasurement	(27,473)	310
Plan administration expenses	(1,794)	(112)
Settlement	0	(3,475)
Effect of movements in exchange rates	(1,360)	210
Fair value of plan assets, end of year	168,658	93,903
Plan Assets | TFI International pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets, beginning of year	13,437	21,147
Increase through business combinations	0	0
Interest income	348	451
Employer contributions	457	815
Benefits paid	(985)	(4,885)
Fair value remeasurement	(2,066)	(698)
Plan administration expenses	(59)	(112)
Settlement	0	(3,475)
Effect of movements in exchange rates	(918)	194
Fair value of plan assets, end of year	10,214	13,437
Plan Assets | TForce Freight pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets, beginning of year	80,466	0
Increase through business combinations	0	4,412
Interest income	3,746	100
Employer contributions	103,099	75,482
Benefits paid	(1,283)	(552)
Fair value remeasurement	(25,407)	1,008
Plan administration expenses	(1,735)	0
Settlement	0	0
Effect of movements in exchange rates	(442)	16
Fair value of plan assets, end of year	$ 158,444	$ 80,466